COMMITMENTS AND CONTINGENCIES - Additional information (Details) $ in Thousands	Feb. 28, 2025 USD ($)
Capital commitment
COMMITMENTS AND CONTINGENCIES
Capital commitment for construction of property and purchase of property and equipment	$ 83,834
Amount within one year for the capital commitment	68,122
Amount thereafter for the capital commitment	15,712
Investment commitment
COMMITMENTS AND CONTINGENCIES
Investment commitment for several Long-term investments under various arrangements	$ 2,735